Provisions	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions	Provisions

						$ million
	Decommissioning	Environmental	Litigation and claims	Emissions	Other	Total
At 1 January 2021	16,665	1,745	834	3,753	1,831	24,828
Exchange adjustments	(286)	(15)	(3)	(64)	(83)	(451)
Acquisitions	33	—	—	—	—	33
New and increase in existing provisions[a]	1,215	502	241	3,695	223	5,876
Write-back of unused provisions[a]	(9)	(89)	(53)	(40)	(174)	(365)
Unwinding of discount[b]	310	35	14	—	10	369
Change in discount rate	(3,245)	(134)	(81)	—	(13)	(3,473)
Utilization	(44)	(314)	(171)	(2,282)	(321)	(3,132)
Reclassified to other payables	(369)	(3)	—	—	(5)	(377)
Reclassified as liabilities directly associated with assets held for sale	(32)	(3)	—	—	(1)	(36)
Deletions	(1,895)	(3)	(2)	—	(48)	(1,948)
At 31 December 2022	12,343	1,721	779	5,062	1,419	21,324
Of which – current	577	390	191	4,643	531	6,332
– non-current	11,766	1,331	588	419	888	14,992
[a]Recognized in the Group income statement, other than changes in decommissioning provisions related to owned assets.
[b]Recognized in the Group income statement.

The decommissioning provision primarily comprises the future cost of decommissioning oil and natural gas wells, facilities and related pipelines. The environmental provision includes provisions for costs related to the control, abatement, clean-up or elimination of environmental pollution relating to soil, groundwater, surface water and sediment contamination. The litigation and claims category includes provisions for matters related to, for example, commercial disputes, product liability, and allegations of exposures of third parties to toxic substances. Emissions provisions primarily relate to obligations under the U.S. Environmental Protection Agency Renewable Fuel Standard Program and are driven by the amount of the obligations outstanding and current price of the related credits. The provision will principally be settled through allowances already held as inventory in the group balance sheet.
For information on significant estimates and judgements made in relation to provisions, see Provisions and contingencies within Note 1.
Gulf of Mexico oil spill
The group has recognized certain assets, payables and provisions and incurs certain residual costs relating to the Gulf of Mexico oil spill that occurred in 2010. For further information see Notes 7, 22, 29, 33. The litigation and claims provision presented in the table above includes the latest estimate for the remaining costs associated with the Gulf of Mexico oil spill. The amounts payable may differ from the amount provided and the timing of payments is uncertain.